FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / d
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $	$ 15,646	$ 19,965	$ 22,739
Fair value of finance lease right-of-use-asset | $	$ 83,589	$ 98,535
Level 3 | Nonrecurring | Minimum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				8,554,000
Level 3 | Nonrecurring | Minimum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				12,715,000
Level 3 | Nonrecurring | Minimum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				5,328,000
Level 3 | Nonrecurring | Minimum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input, duration				1 day
Level 3 | Nonrecurring | Maximum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,419,000
Level 3 | Nonrecurring | Maximum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,584,000
Level 3 | Nonrecurring | Maximum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				7,754,000
Level 3 | Nonrecurring | Maximum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input, duration				38 days
Level 3 | Nonrecurring | Weighted Average | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,044,000
Level 3 | Nonrecurring | Weighted Average | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				13,857,000
Level 3 | Nonrecurring | Weighted Average | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				6,918,000
Level 3 | Nonrecurring | Weighted Average | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input, duration				5 years 7 months 9 days
Fair Value | Level 3 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $				$ 119,300
Fair value of finance lease right-of-use-asset | $				$ 25,000